RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Sep. 30, 2021	Sep. 30, 2020
Proceeds from board member and related party				$ 400,000
Number of shares issued				320,000
Number of warrants issued	320,000			320,000
Consulting Firm [Member]
Related party amounts of transaction				$ 318,035	$ 285,000
Convertible debentures.
Related party amounts of transaction		$ 2,480,350		5,164,690	3,203,880
Related party interest expense		$ 666,515	$ 267,416	$ 557,820	$ 207,674